Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	000-50071
Entity Registrant Name	Liberty Star Uranium & Metals Corp.
Entity Central Index Key	0001172178
Entity Tax Identification Number	90-0175540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 East Congress St. Ste 900
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85701
City Area Code	520
Local Phone Number	425-1433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	LBSR
Entity Emerging Growth Company	false